Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Reconciliation of Derivative Liability for Level 3 Inputs (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cumulative effect adjustment for change in derivative accounting	$ 453,086			$ 453,086
Level 3 [Member]
Balance at beginning	$ 7,888,684	$ 2,135,939	$ 7,888,684	7,888,684	$ 601,615
Initial valuation of derivative liabilities included in debt discount		1,702,474	936,644	1,332,512	1,487,787
Initial valuation of derivative liabilities included in derivative expense		14,892,068	1,017,323	1,073,889	6,839,065
Gain on extinguishment of debt related to April 9, 2019 modifications			(61,841,708)
Gain on extinguishment of debt related to repayment/conversion of debt		(44,169,129)	(246,110)	(246,110)
Reclassification of warrants from equity to derivative liabilities		11,381,885
Cumulative effect adjustment for change in derivative accounting			(838,471)	(838,471)
Change in fair value included in derivative (gain) expense		16,943,574	55,001,526	54,767,143	(1,039,783)
Balance at end		$ 2,886,811	$ 1,917,888	$ 2,135,939	$ 7,888,684